Summary of Cash Flows Arising From Lease Transactions (Details) $ in Millions	12 Months Ended
Oct. 03, 2020 USD ($)
Operating Cash Flows for Operating Leases	$ 879
Operating Cash Flows for Finance Leases	16
Finance Cash Flows for Finance Leases	37
Cash Outflow from Operating and Financing Leases	$ 932